Other disclosures - Spain Home Purchase Loans (Details) - Home purchase loans - Spain € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Credit risk
Percentage secured by mortgage	99.40%
Gross carrying amount
Credit risk
Financial assets	€ 61,390
Weighted average
Credit risk
Affordability Rate	26.51%
Less Than 80%
Credit risk
Percentage of portfolio with LTV less than 80%	86.00%
Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 2,664
Without collateral | Gross carrying amount
Credit risk
Financial assets	369
Without collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	52
With property collateral | Gross carrying amount
Credit risk
Financial assets	61,021
With property collateral | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	16,005
With property collateral | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	18,521
With property collateral | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	17,713
With property collateral | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	5,394
With property collateral | More than 100% | Gross carrying amount
Credit risk
Financial assets	3,388
With property collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	2,612
With property collateral | Nonperforming | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	224
With property collateral | Nonperforming | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	298
With property collateral | Nonperforming | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	421
With property collateral | Nonperforming | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	434
With property collateral | Nonperforming | More than 100% | Gross carrying amount
Credit risk
Financial assets	€ 1,235